Deferred cost of projects (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred Cost of Projects [Line Items]
Deferred cost of projects	$ 12,111,069	$ 11,825,423
Ordos project [Member]
Deferred Cost of Projects [Line Items]
Deferred cost of projects	$ 8,470,339	$ 7,669,600